Distribution Date:	10/20/25	CSAIL 2015-C1 Commercial Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C1
Revision - October 2025
Servicer initiated revision to reflect a curtailment backdating to 10/06/2025

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Greystone Servicing Company LLC
Current Mortgage Loan and Property Stratification	8-12		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 1)	13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20-21
		Controlling Class	Raith Capital Partners, LLC
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	126281AW4	1.684000%	43,251,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	126281AX2	2.969900%	56,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	126281AY0	3.236100%	270,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	126281AZ7	3.505000%	405,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	126281BA1	3.351200%	74,606,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	126281BD5	3.791000%	84,946,000.00	48,755,607.68	3,424,836.37	154,027.09	0.00	0.00	3,578,863.46	45,330,771.31	84.48%	23.00%
B	126281BE3	3.830068%	66,743,000.00	66,743,000.00	0.00	213,025.21	0.00	0.00	213,025.21	66,743,000.00	61.63%	17.50%
C	126281BF0	3.830068%	53,091,000.00	53,091,000.00	0.00	169,451.80	0.00	0.00	169,451.80	53,091,000.00	43.45%	13.13%
D	126281AL8	3.330068%	62,192,000.00	62,192,000.00	0.00	270,110.47	0.00	0.00	270,110.47	62,192,000.00	22.15%	8.00%
E*	126281AN4	3.830068%	24,270,000.00	24,270,000.00	0.00	73,332.87	0.00	0.00	73,332.87	24,270,000.00	13.84%	6.00%
F	126281AQ7	3.830068%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00	8.65%	4.75%
NR	126281AS3	3.830068%	57,645,215.00	25,256,488.22	0.00	0.00	0.00	0.00	0.00	25,256,488.22	0.00%	0.00%
R	126281AU8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,213,516,215.00	295,476,095.90	3,424,836.37	879,947.44	0.00	0.00	4,304,783.81	292,051,259.53

X-A	126281BB9	0.039068%	934,407,000.00	48,755,607.68	0.00	1,587.34	0.00	0.00	1,587.34	45,330,771.31
X-B	126281BC7	0.000000%	66,743,000.00	66,743,000.00	0.00	0.00	0.00	0.00	0.00	66,743,000.00
X-D	126281AC8	0.500000%	62,192,000.00	62,192,000.00	0.00	25,913.33	0.00	0.00	25,913.33	62,192,000.00
X-E	126281AE4	0.000000%	24,270,000.00	24,270,000.00	0.00	0.00	0.00	0.00	0.00	24,270,000.00
X-F	126281AG9	0.000000%	15,168,000.00	15,168,000.00	0.00	0.00	0.00	0.00	0.00	15,168,000.00
X-NR	126281AJ3	0.000000%	57,645,215.00	25,256,488.22	0.00	0.00	0.00	0.00	0.00	25,256,488.22
Notional SubTotal			1,160,425,215.00	242,385,095.90	0.00	27,500.67	0.00	0.00	27,500.67	238,960,259.53

Deal Distribution Total					3,424,836.37	907,448.11	0.00	0.00	4,332,284.48

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	126281AW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	126281AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	126281AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	126281AZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	126281BA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	126281BD5	573.96001789	40.31780625	1.81323535	0.00000000	0.00000000	0.00000000	0.00000000	42.13104160	533.64221164
B	126281BE3	1,000.00000000	0.00000000	3.19172363	0.00000000	0.00000000	0.00000000	0.00000000	3.19172363	1,000.00000000
C	126281BF0	1,000.00000000	0.00000000	3.19172364	0.00000000	0.00000000	0.00000000	0.00000000	3.19172364	1,000.00000000
D	126281AL8	1,000.00000000	0.00000000	4.34317067	(1.56811374)	0.00000000	0.00000000	0.00000000	4.34317067	1,000.00000000
E	126281AN4	1,000.00000000	0.00000000	3.02154388	0.17017965	3.47926123	0.00000000	0.00000000	3.02154388	1,000.00000000
F	126281AQ7	1,000.00000000	0.00000000	0.00000000	3.19172336	17.96789821	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	126281AS3	438.13676851	0.00000000	0.00000000	1.39841147	40.74028503	0.00000000	0.00000000	0.00000000	438.13676851
R	126281AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	126281BB9	52.17812760	0.00000000	0.00169877	0.00000000	0.00000000	0.00000000	0.00000000	0.00169877	48.51287641
X-B	126281BC7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	126281AC8	1,000.00000000	0.00000000	0.41666661	0.00000000	0.00000000	0.00000000	0.00000000	0.41666661	1,000.00000000
X-E	126281AE4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	126281AG9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-NR	126281AJ3	438.13676851	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	438.13676851

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/25 - 09/30/25	30	0.00	1,587.34	0.00	1,587.34	0.00	0.00	0.00	1,587.34	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	25,913.33	0.00	25,913.33	0.00	0.00	0.00	25,913.33	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-NR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/25 - 09/30/25	30	0.00	154,027.09	0.00	154,027.09	0.00	0.00	0.00	154,027.09	0.00
B	09/01/25 - 09/30/25	30	0.00	213,025.21	0.00	213,025.21	0.00	0.00	0.00	213,025.21	0.00
C	09/01/25 - 09/30/25	30	0.00	169,451.80	0.00	169,451.80	0.00	0.00	0.00	169,451.80	0.00
D	09/01/25 - 09/30/25	30	97,254.24	172,586.35	0.00	172,586.35	(97,524.13)	0.00	0.00	270,110.47	0.00
E	09/01/25 - 09/30/25	30	80,055.89	77,463.13	0.00	77,463.13	4,130.26	0.00	0.00	73,332.87	84,441.67
F	09/01/25 - 09/30/25	30	223,411.95	48,412.06	0.00	48,412.06	48,412.06	0.00	0.00	0.00	272,537.08
NR	09/01/25 - 09/30/25	30	2,260,655.37	80,611.73	0.00	80,611.73	80,611.73	0.00	0.00	0.00	2,348,482.49
Totals			2,661,377.45	943,078.04	0.00	943,078.04	35,629.92	0.00	0.00	907,448.11	2,705,461.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information
Total Available Distribution Amount (1)	4,332,284.48
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	945,786.57	Master Servicing Fee	969.88
Interest Reductions due to Nonrecoverability Determination	(201,273.62)	Certificate Administrator Fee	935.67
Interest Adjustments	265,116.06	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	123.12
ARD Interest	0.00	Operating Advisor Fee	418.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,009,629.01	Total Fees	2,447.26

Principal		Expenses/Reimbursements
Scheduled Principal	125,071.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	61,019.69
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,350.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	363.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	3,299,764.82	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,424,836.37	Total Expenses/Reimbursements	99,733.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	907,448.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,424,836.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,332,284.48
Total Funds Collected	4,434,465.38	Total Funds Distributed	4,434,465.38

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	295,476,095.90	295,476,095.90	Beginning Certificate Balance	295,476,095.90
(-) Scheduled Principal Collections	125,071.55	125,071.55	(-) Principal Distributions	3,424,836.37
(-) Unscheduled Principal Collections	3,299,764.82	3,299,764.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	292,051,259.53	292,051,259.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	296,185,783.55	296,185,783.55	Ending Certificate Balance	292,051,259.53
Ending Actual Collateral Balance	292,819,247.49	292,819,247.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	4	10,651,255.72	3.65%	(9)	4.4367	2.074897	1.25 or less	0	0.00	0.00%	0	0.0000	0.000000
5,000,000 to 9,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.26 to 1.50	1	4,554,513.98	1.56%	(10)	4.7000	1.500000
10,000,000 to 19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	2	117,708,820.29	40.30%	(12)	3.6723	1.648886
20,000,000 to 24,999,999	2	42,679,948.36	14.61%	(12)	4.0144	2.054156	1.76 to 2.00	2	102,349,752.35	35.05%	(8)	3.9737	1.821983
25,000,000 to 49,999,999	2	68,604,927.35	23.49%	(8)	4.0591	1.968376	2.01 to 2.25	2	42,617,526.00	14.59%	(7)	3.8000	2.080000
50,000,000 or greater	2	170,115,128.10	58.25%	(10)	3.6770	1.740540	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086	2.51 to 2.75	3	24,820,646.91	8.50%	(11)	4.0392	2.613144
							2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	20,086,256.17	6.88%	(11)	3.9620	2.610000
							Lodging	1	4,554,513.98	1.56%	(10)	4.7000	1.500000
Connecticut	1	75,000,000.00	25.68%	(7)	3.8000	1.830000
							Mobile Home Park	1	2,555,336.74	0.87%	(10)	4.8500	2.540000
Florida	1	27,349,752.35	9.36%	(10)	4.4500	1.800000
							Multi-Family	1	27,349,752.35	9.36%	(10)	4.4500	1.800000
Louisiana	1	2,555,336.74	0.87%	(10)	4.8500	2.540000
							Office	1	95,115,128.10	32.57%	(12)	3.5800	1.670000
Maryland	1	41,255,175.00	14.13%	(7)	3.8000	2.080000
							Retail	4	158,935,123.36	54.42%	(8)	3.8576	1.955087
Missouri	1	22,593,692.19	7.74%	(12)	4.0610	1.560000
							Totals	8	292,051,259.53	100.00%	(10)	3.8438	1.852086
Nebraska	1	4,554,513.98	1.56%	(10)	4.7000	1.500000

New York	1	95,115,128.10	32.57%	(12)	3.5800	1.670000

Totals	8	292,051,259.53	100.00%	(10)	3.8438	1.852086

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	6	234,997,964.27	80.46%	(9)	3.7248	1.885574	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	1	22,593,692.19	7.74%	(12)	4.0610	1.560000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	1	27,349,752.35	9.36%	(10)	4.4500	1.800000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	1	4,554,513.98	1.56%	(10)	4.7000	1.500000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	1	2,555,336.74	0.87%	(10)	4.8500	2.540000	49 months or greater	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
	5.0001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
	Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	292,051,259.53	100.00%	(10)	3.8438	1.852086	Interest Only	5	214,911,708.10	73.59%	(9)	3.7026	1.817867
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	77,139,551.43	26.41%	(11)	4.2370	1.947421
	Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086	300 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	2,179,054.00	0.75%	(7)	3.8000	2.727901	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	4	127,498,781.28	43.66%	(9)	4.0067	1.789949	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	5	162,373,424.25	55.60%	(11)	3.7164	1.889125	Totals	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	292,051,259.53	100.00%	(10)	3.8438	1.852086
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10091896	1	OF	New York	NY	Actual/360	3.580%	293,567.90	3,287,521.48	0.00	N/A	10/06/24	04/06/27	98,402,649.58	95,115,128.10	10/06/25
4	10096283	1	RT	Trumbull	CT	Actual/360	3.800%	237,500.00	0.00	0.00	N/A	03/01/25	--	75,000,000.00	75,000,000.00	02/01/25
4B	10262929	1				Actual/360	3.800%	6,900.34	0.00	0.00	N/A	03/01/25	--	2,179,054.00	2,179,054.00	02/01/25
5B	10096282	1				Actual/360	3.800%	0.00	0.00	0.00	N/A	03/01/25	--	1,362,351.00	1,362,351.00	07/01/25
5	10096279	1	RT	Wheaton	MD	Actual/360	3.800%	265,116.06	0.00	0.00	N/A	03/01/25	--	41,255,175.00	41,255,175.00	10/01/25
9	10096940	1	MF	Tallahassee	FL	Actual/360	4.450%	101,613.97	51,768.39	0.00	N/A	12/06/24	--	27,401,520.74	27,349,752.35	11/06/24
10	10093954	1	RT	Chesterfield	MO	Actual/360	4.061%	76,665.97	60,621.43	0.00	N/A	10/06/24	10/06/27	22,654,313.62	22,593,692.19	10/06/25
14	10092051	1	RT	Eureka	CA	Actual/360	3.962%	0.00	0.00	0.00	N/A	11/06/24	--	20,086,256.17	20,086,256.17	01/06/25
47	10092670	1	LO	Lincoln	NE	Actual/360	4.700%	17,910.55	18,393.15	0.00	N/A	12/06/24	12/06/26	4,572,907.13	4,554,513.98	10/06/25
70	10093487	1	MH	Lake Charles	LA	Actual/360	4.850%	10,354.22	6,531.92	0.00	N/A	12/06/24	--	2,561,868.66	2,555,336.74	08/06/24
Totals								1,009,629.01	3,424,836.37	0.00				295,476,095.90	292,051,259.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 26

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	27,710,106.64	8,255,384.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	13,871,355.25	8,975,801.11	01/01/24	09/30/24	09/11/25	17,115,709.50	110,061.14	182,684.07	1,830,816.40	0.00	0.00
4B	1	0.00	0.00	--	--	09/11/25	2,179,054.00	14,012.23	(10.89)	14,012.23	0.00	0.00
5	1	19,951,636.00	20,595,937.89	01/01/24	12/31/24	08/11/25	18,621,454.79	0.00	0.00	0.00	0.00	0.00
5B	1	19,951,636.00	20,595,937.89	01/01/24	12/31/24	08/11/25	1,362,351.00	0.00	0.00	0.00	0.00	0.00
9	1	3,246,855.05	2,556,711.25	01/01/24	09/30/24	08/11/25	0.00	51,963.03	153,131.18	1,633,803.85	0.00	0.00
10	1	8,669,035.00	8,968,445.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	737,846.94	01/01/25	03/31/25	05/12/25	10,953,405.69	0.00	(184.12)	334,744.63	0.00	0.00
47	1	701,567.41	737,051.83	07/01/24	06/30/25	01/11/22	5,047.89	0.00	0.00	0.00	0.00	0.00
70	1	434,439.47	131,652.05	01/01/24	03/31/24	03/11/25	0.00	0.00	16,862.66	236,222.44	0.00	0.00
Totals		94,536,630.82	71,554,767.96				50,237,022.87	176,036.40	352,482.89	4,049,599.55	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 26

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	10091896	1	3,287,521.48	Partial Liquidation (Curtailment)	0.00	0.00
10	10093954	1	12,243.34	Partial Liquidation (Curtailment)	0.00	0.00
Totals			3,299,764.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	5	104,375,160.89	0	0.00	0	0.00	2	3,299,764.82	0	0.00	3.843777%	3.833850%	(10)
09/17/25	0	0.00	0	0.00	0	0.00	5	104,400,085.96	0	0.00	0	0.00	1	410,616.03	0	0.00	3.841068%	3.831129%	(9)
08/15/25	0	0.00	0	0.00	0	0.00	5	104,423,971.40	0	0.00	0	0.00	1	11,815.29	0	0.00	3.841578%	3.831637%	(8)
07/17/25	0	0.00	0	0.00	0	0.00	4	101,873,594.64	0	0.00	0	0.00	0	0.00	0	0.00	3.841790%	3.831849%	(7)
06/17/25	0	0.00	0	0.00	0	0.00	3	101,891,778.01	0	0.00	1	98,402,649.58	1	5,300.69	0	0.00	3.842004%	3.832063%	(6)
05/16/25	0	0.00	0	0.00	0	0.00	2	24,730,232.51	0	0.00	0	0.00	0	0.00	0	0.00	3.842210%	3.832267%	(5)
04/17/25	0	0.00	0	0.00	0	0.00	2	24,748,276.63	0	0.00	0	0.00	2	1,609,441.13	0	0.00	3.842422%	3.831422%	(4)
03/17/25	0	0.00	0	0.00	0	0.00	1	4,679,385.65	0	0.00	0	0.00	1	16,161.11	0	0.00	3.841241%	3.830241%	(3)
02/18/25	0	0.00	0	0.00	0	0.00	1	4,698,513.67	0	0.00	1	100,000,000.00	1	12,836.44	0	0.00	3.926134%	3.915134%	(2)
01/17/25	0	0.00	0	0.00	0	0.00	1	4,715,731.76	0	0.00	0	0.00	1	7,944.23	1	10,805,707.01	3.940064%	3.929064%	0
12/17/24	0	0.00	0	0.00	0	0.00	1	4,732,880.44	0	0.00	1	23,535,758.47	0	0.00	4	13,361,042.82	4.029007%	4.018007%	1
11/18/24	0	0.00	1	2,624,403.78	0	0.00	1	4,750,577.71	0	0.00	0	0.00	0	0.00	5	52,338,067.46	4.074700%	4.063700%	2
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10096283	02/01/25	7	5	182,684.07	1,830,816.40	45.39	75,000,000.00	03/03/25	2		05/09/25
9	10096940	11/06/24	10	5	153,131.18	1,633,803.85	54,350.89	27,895,503.87	02/14/25	98
14	10092051	01/06/25	8	5	(184.12)	334,744.63	10,945.14	20,221,443.96	11/08/24	2		02/18/25
70	10093487	08/06/24	13	5	16,862.66	236,222.44	108,356.74	2,642,385.39	11/20/24	3	09/24/25	07/07/25
4B	10262929	02/01/25	7	5	(10.89)	14,012.23	0.00	2,179,054.00	03/03/25	2		05/09/25
5B	10096282	07/01/25	2	5	0.00	0.00	0.00	1,362,351.00	03/14/25	4
Totals					352,482.89	4,049,599.55	173,698.16	129,300,738.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		169,787,925	41,255,175	28,712,103		99,820,647
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		122,263,334	117,708,820		0	4,554,514
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	292,051,260	163,518,509	0	1,362,351	29,905,089	97,265,310
Sep-25	295,476,096	125,629,870	41,255,175	1,362,351	27,401,521	99,827,179
Aug-25	296,003,026	167,357,618	0	1,362,351	27,449,717	99,833,340
Jul-25	296,130,679	126,175,948	0	0	72,689,421	97,265,310
Jun-25	296,253,032	126,240,623	0	0	72,747,099	97,265,310
May-25	296,373,261	126,307,135	0	0	149,979,870	20,086,256
Apr-25	296,494,738	126,371,350	0	0	150,037,132	20,086,256
Mar-25	298,261,183	128,041,504	0	0	170,219,680	0
Feb-25	332,295,855	263,093,461	0	0	69,202,394	0
Jan-25	345,233,158	307,111,670	0	0	38,121,488	0
Dec-24	421,224,022	276,577,920	0	0	144,646,102	0
Nov-24	468,232,884	330,084,968	0	2,624,404	135,523,511	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10096283	75,000,000.00	75,000,000.00	262,000,000.00	11/30/14	8,092,701.61	1.83000	09/30/24	03/01/25	I/O
4B	10262929	2,179,054.00	2,179,054.00		--		2.72790	12/31/14	03/01/25	I/O
5B	10096282	1,362,351.00	1,362,351.00	136,000,000.00	05/08/25	18,888,823.89	2.08000	12/31/24	03/01/25	I/O
5	10096279	41,255,175.00	41,255,175.00	136,000,000.00	05/08/25	18,888,823.89	2.08000	12/31/24	03/01/25	I/O
9	10096940	27,349,752.35	27,895,503.87	50,650,000.00	07/03/25	2,487,411.25	1.80000	09/30/24	12/06/24	232
10	10093954	22,593,692.19	22,593,692.19	102,600,000.00	07/29/25	8,546,691.00	1.56000	12/31/23	10/06/24	232
14	10092051	20,086,256.17	20,221,443.96	14,500,000.00	12/27/24	634,693.19	2.61000	03/31/25	11/06/24	232
70	10093487	2,555,336.74	2,642,385.39	8,800,000.00	01/20/25	128,839.55	2.54000	03/31/24	12/06/24	229
Totals		192,381,617.45	193,149,605.41	710,550,000.00		57,667,984.38

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	10096283	RT	CT	03/03/25	2
	Transfer to special servicing 3/3/25. PNA signed 3/25/25. A Receiver was appointed 6/9/25.					Receiver's 8/31/25 report shows T3 NOI of $248,352 and occupancy of 77.9%.	HVAC was inoperable and one of three units has been repaired.
	Receiver's operating bu dget under review.			BOVs have been received and are under review.

4B	10262929	Various	Various	03/03/25	2
	Transfer to special servicing 3/3/25. PNA signed 3/25/25. A Receiver was appointed 6/9/25.					Receiver's 8/31/25 report shows T3 NOI of $248,352 and occupancy of 77.9%.	HVAC was inoperable and one of three units has been repaired.
	Receiver's operating bu dget under review.			BOVs have been received and are under review.

5B	10096282	Various	Various	03/14/25	4
	Loan transferred to SS in March 2025 because of maturity default.

	Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan assumption offer from a qua lified buyer and are negotiating.

	Are also negotiating a settlement of borrower's full payment guarantee. As of late September are in parallel seeking a receiver and negotiating on a deal on both fronts.
5	10096279	RT	MD	03/14/25	4
	Loan transferred to SS in March 2025 because of maturity default.

	Are working with borrower to evaluate a sale of the mall financed by buyer assumption of the modified and extended loan. Have received a purchase with loan assumption offer from a qua lified buyer and are negotiating.

	Are also negotiating a settlement of borrower's full payment guarantee. As of late September are in parallel seeking a receiver and negotiating on a deal on both fronts.
9	10096940	MF	FL	02/14/25	98
	Borrower submitted proposal to extend the maturity date; however, the proposal was rejected as it far below industry standards. Borrower was notified and it was specified what details of the proposal were insufficient. Borrower has not
	acknowledged counte r. A formal complain for foreclosure has been file. Additionally, the special servicer has engaged two receivers with a request for a proposal. Both receivers are reviewing available information and are to submit a proposal
	shortly.

10	10093954	RT	MO	07/18/24	1
	The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The loan collateral is a 351,184 square foot factory outlet mall located in Chesterfield, Missouri (30 miles west of downtown St. Louis). As of June 2025,
	the pro perty was 99% occupied, however 11% of occupancy is temp tenancy (occupancy is 88% excluding temp tenants). Forbearance/loan modification agreement closed in December 2024 and as part of that agreement, Borrower exercised
	its option to extend the loan mat urity date to 10/6/2027. Current strategy is to monitor the loan pursuant to that agreement. One of three pari passu loans.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	10092051	RT	CA	11/08/24	2
Loan transferred to special servicing 11/11/2024 due to 11/6/2024 maturity default. Borrower does not intend to cure the maturity default. Loan is cash managed. Third party reports in receipt. Legal counsel engaged 12/3/2024, delivered a formal notice of demand on 12/31/2024, and filed complaint for appointment of receiver 2/18/2025, and the notice of demand was recorded 2/26/2025. Receiver appointed 6/24/2025. As of 3/31/2025, occupancy was reported to be 59%, a negative trend from the prior quarter, an d normalized NCF DSCR 0.97x, trending downward from prior quarter. Special Servicer is pursuing alternative recovery strategies under loan documents.

70	10093487	MH	LA	11/20/24	3
Loan was transferred to special servicing due to a payment default and loan maturity. A Hello and Pre-Negotiation Agreement were sent to the Borrower and Guarantor on December 5, 2024. A Notice of Default was sent February 3, 2025.
Borrower had discussed a potential refinance for this property but nothing materialized. Trust counsel filed a petition for seizure and sale property with the court on July 7, 2025. Rampart Multifamily Management (Keeper) took control of the July
30, 2025. A sheriff sale was sc heduled for October 29, 2025; however, the Borrower filed bankruptcy. The court ruled that the Borrower will be able to take over property operations with Rampart being removed. SS continues to evaluate and work with Trust counsel.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	10091896	1	0.00	3.58000%	0.00	3.58000%	10	11/06/24	11/06/24	11/12/24
2	10091896	1	0.00	3.58000%	0.00	3.58000%	1	04/06/25	04/06/25	04/06/25
10	10093954	1	0.00	4.06100%	0.00	4.06100%	10	12/05/24	10/06/24	12/05/24
20	10093911	1	16,429,216.18	4.66000%	16,429,216.18	4.66000%	10	09/18/20	05/06/20	05/06/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	06/06/20	06/06/20	09/01/20
26	10095831	1	0.00	4.51000%	0.00	4.51000%	10	08/21/20	06/06/20	09/01/20
Totals			16,429,216.18		16,429,216.18
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	10096939 04/17/24	26,466,138.38	27,100,000.00	18,727,930.35	6,718,742.25	16,335,050.21	9,616,307.96	16,849,830.42	0.00	0.00	16,849,830.42	52.65%
15	10096942 01/18/23	20,551,106.18	14,000,000.00	12,357,597.28	2,389,906.71	11,460,638.08	9,070,731.37	11,480,374.81	0.00	69,210.61	11,411,164.20	52.82%
33	10092149 11/18/20	9,487,874.23	4,900,000.00	7,099,246.43	482,739.12	5,839,967.43	5,357,228.31	4,130,645.92	0.00	2,913.07	4,127,732.85	39.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		56,505,118.79	46,000,000.00	38,184,774.06	9,591,388.08	33,635,655.72	24,044,267.64	32,460,851.15	0.00	72,123.68	32,388,727.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	10096939	04/17/24	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42	0.00	0.00	16,849,830.42
15	10096942	08/16/24	0.00	0.00	11,411,164.20	0.00	0.00	(69,210.61)	0.00	0.00	11,411,164.20
		01/18/23	0.00	0.00	11,480,374.81	0.00	0.00	11,480,374.81	0.00	0.00
33	10092149	09/16/22	0.00	0.00	4,127,732.85	0.00	0.00	(2,913.07)	0.00	0.00	4,127,732.85
		11/18/20	0.00	0.00	4,130,645.92	0.00	0.00	4,130,645.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47	0.00	0.00	32,388,727.47

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	15,625.00	0.00	0.00	54,128.43	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	453.97	0.00	0.00	6,891.26	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	283.82	0.00	0.00	0.00	0.00	4,314.11	0.00	0.00	0.00	0.00
5	(265,116.06)	0.00	8,594.83	0.00	0.00	0.00	0.00	130,641.39	0.00	0.00	0.00	0.00
9	0.00	0.00	5,708.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	4,184.64	0.00	0.00	0.00	0.00	66,318.12	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	363.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(265,116.06)	0.00	38,350.91	0.00	363.04	61,019.69	0.00	201,273.62	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,891.20

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Supplemental Notes
None

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